Loan impairment provisions (Tables)	6 Months Ended
Jun. 30, 2019
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	30 June	31 December
	2019	2018
	£m	£m
Loans - amortised cost
Stage 1	291,984	285,985
Stage 2	25,705	26,097
Stage 3	7,325	7,718
	325,014	319,800
ECL provisions (1)
Stage 1	280	285
Stage 2	682	763
Stage 3	2,340	2,320
	3,302	3,368
ECL provision coverage (2)
Stage 1 (%)	0.10	0.10
Stage 2 (%)	2.65	2.92
Stage 3 (%)	31.95	30.06
	1.02	1.05
Impairment losses
ECL charge (3)	323	398
Stage 1	(140)	(143)
Stage 2	101	292
Stage 3	362	249
ECL loss rate - annualised (basis points)	19.88	12.45
Amounts written off	452	1,494

Notes:

(1)	Includes £4 million ( 31 December 2018 - £5 million ) related to assets at FVOCI.
(2)	ECL provisions coverage is ECL provisions divided by loans - amortised cost.
(3)

Includes a £30 million charge (31 December 2018 – £3 million charge) related to other financial assets, of which nil (31 December 2018 – £1 million charge) related to assets at FVOCI and a £28 million charge (31 December 2018 – £31 million release) related to contingent liabilities.